CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	September 30, 2021	December 31, 2020

Cash at banks and on hand	779	694
Short-term deposits with original maturity of less than three months*	719	975
Cash and cash equivalents	1,498	1,669

Less overdrafts	(30)	(8)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)**	1,468	1,661
* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
** Cash and cash equivalents include an amount of US$86 relating to banking operations in Pakistan.